Financial Instruments (Details 4) - Uf [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	03-15-2032	03-15-2032
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 7,188,814	$ 1,584,438
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	83,301,885	81,405,269
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 76,113,071	$ 79,820,831
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	06-01-2027	06-01-2027
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 17,791,958	$ 18,872,449
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	71,789,705	94,104,646
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 53,997,747	$ 75,232,197
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	06-01-2025	06-01-2025
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ (1,429,861)	$ (182,340)
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	18,426,380	17,020,211
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 19,856,241	$ 17,202,551
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	06-02-2025	06-02-2025
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 1,075,101	$ 1,010,159
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	11,404,060	10,558,552
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 10,328,959	$ 9,548,393